Loans and Borrowings - Summary of Loans and Borrowings - Additional Information (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) Customer	Mar. 31, 2021 USD ($)	Mar. 31, 2022 Covenant
Debt Disclosure [Abstract]
Interest expense	$ 250,000	$ 252,778	$ 1,000,000	$ 293,250
Number of covenants to be met for loans and borrowings outstanding			0		0